Leases - Schedule of Rental Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Operating Leases, Rent Expense, Net	$ 42,365	$ 37,785